Additional disclosure requirements - Condensed Statements of Income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Condensed Income Statements, Captions [Line Items]
Interest income		€ 51,338	€ 55,031
Dividends from affiliated companies		471	490
Interest expense		(30,127)	(32,975)
Non-interest income:	[1]	745	427
Non-interest expense:		(992)	(1,332)
Operating profit/(loss) before tax		9,104	8,724
Tax expense or income from continuing operations		(2,367)	(2,707)
Profit/(loss) for the period from continuing operations		6,737	6,017
Income/ (Charges) after tax from discontinued operations		726	575
Profit/(loss) for the period		7,463	6,592
Banco Santander S.A. | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
Interest income		15,769	17,462
Dividends from affiliated companies		2,869	3,448
Interest expense		(9,344)	(9,993)
Interest income / (Charges)		6,425	7,469
Provision for credit losses		(606)	(658)
Interest income / (Charges) after provision for credit losses		5,819	6,811
Non-interest income:		3,292	2,724
Non-interest expense:		(3,852)	(4,525)
Operating profit/(loss) before tax		5,259	5,010
Tax expense or income from continuing operations		(524)	(337)
Profit/(loss) for the period from continuing operations		4,735	4,673
Income/ (Charges) after tax from discontinued operations		856	729
Profit/(loss) for the period		5,591	5,402
Banco Santander S.A. | Reportable legal entities | Earnings Assets
Condensed Income Statements, Captions [Line Items]
Interest income		12,900	14,014
Banco Santander S.A. | Reportable legal entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies		2,394	3,098
Banco Santander S.A. | Reportable legal entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies		€ 475	€ 350

[1]	Includes EUR -299 million at 30 June 2025 (EUR -687 million at 30 June 2024) derived from the net monetary loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.